Cover	Dec. 10, 2025
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	ARC Group Acquisition I Corp
Entity Incorporation, State or Country Code	D8
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002073515
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1